Capital Stock (Stock Option Activity) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Capital Stock [Abstract]
Outstanding at December 31	400,000	200,000
Granted	900,000	200,000
Exercised
Expired	(400,000)
Forfeited
Outstanding at December 31	900,000	400,000